Bank Owned Life Insurance and Annuities (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Bank Owned Life Insurance and Annuities [Abstract]
Bank owned life insurance and annuities, cash value	$ 14,848	$ 14,402	$ 14,069
Increase in cash surrender value of bank-owned life insurance	$ 446	$ 333	$ 501